SCHEDULE OF OPERATING LEASE MINIMUM FUTURE PAYMENTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023
Operating Leases
2024 (remaining six months)	$ 271,000
2025	408,000
2026	529,000
2027	585,000
2028	611,000
Thereafter	7,555,000
Total minimum future payments	9,959,000	$ 9,903,000
Less: interest	5,658,000	5,894,000
Total operating lease liabilities	4,301,000	4,009,000
Less: current portion of lease liabilities	165,000	84,000	$ 509,000
Operating lease liabilities, net of current portion	$ 4,136,000	3,925,000	$ 88,000
2024		269,000
2025		355,000
2026		529,000
2027		585,000
2028		610,000
Thereafter		$ 7,555,000